Acquisitions (Details 3) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011
Intangible assets
Intangible having an indefinite life Trademarks	¥ 8,889
Total intangibles	46,749
Television carriage agreements (broadcasting agreements) [Member]
Intangible assets
Acquired intangibles recorded at fair value	33,698
Weighted-average amortization period	20	20
Other [Member]
Intangible assets
Acquired intangibles recorded at fair value	¥ 4,162
Weighted-average amortization period	1